Annual Fund Operating Expenses	Oct. 31, 2025
(American Beacon Funds) | (American Beacon Balanced Fund) | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%	[1]
(American Beacon Funds) | (American Beacon Balanced Fund) | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.95%	[1]
(American Beacon Funds) | (American Beacon Balanced Fund) | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%	[1]
(American Beacon Funds) | (American Beacon Balanced Fund) | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.36%	[1]
(American Beacon Funds) | (American Beacon Balanced Fund) | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.88%	[1]
(American Beacon Funds) | (American Beacon Balanced Fund) | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%	[1]
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	0.51%
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.41%
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	0.83%
(American Beacon Funds) | (American Beacon International Equity Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(American Beacon Funds) | (American Beacon International Equity Fund) | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.23%	[4]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.23%
(American Beacon Funds) | (American Beacon International Equity Fund) | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.02%	[4]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	2.02%
(American Beacon Funds) | (American Beacon International Equity Fund) | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%	[4]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.87%
(American Beacon Funds) | (American Beacon International Equity Fund) | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.80%	[4]
Fee Waiver or Reimbursement	(0.10%)	[5]
(American Beacon Funds) | (American Beacon International Equity Fund) | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.28%	[4]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.28%
(American Beacon Funds) | (American Beacon International Equity Fund) | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.80%	[4]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.80%
(American Beacon Funds) | (American Beacon International Equity Fund) | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%	[4]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.12%
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.04%	[6]
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.76%	[6]
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.73%	[6]
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%	[6]
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.14%	[6]
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%	[6]
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.98%	[6]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%	[7]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.01%	[7]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.89%	[7]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.79%	[7]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.31%	[7]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%	[7]
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%	[7]
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%	[8]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.12%)	[9]
Net Expenses (as a percentage of Assets)	1.11%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%	[8]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.28%)	[9]
Net Expenses (as a percentage of Assets)	0.90%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.69%	[8]
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.13%)	[9]
Net Expenses (as a percentage of Assets)	1.31%

[1]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]
1	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R6 Class, R5 Class, and Investor Class shares through February 28, 2027 to the extent that Total Annual Fund Operating Expenses exceed 0.51% for the Y Class, 0.41% for the R6 Class, 0.45% for the R5 Class, and 0.83% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[3]
2	During the fiscal year ended October 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund’s R6 Class shares in the amount of 0.01%.

[4]
3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]
4	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s R6 Class shares, through February 28, 2027, to the extent that Total Annual Fund Operating Expenses exceed 0.69% for the R6 Class shares (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[6]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[7]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[8]
1	Other Expenses for each share class include 0.01% of loan interest and securities lending expenses.

[9]
2	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R5 Class and Investor Class shares, as applicable, through February 28, 2027 to the extent that Total Annual Fund Operating Expenses exceed 1.10% for the Y Class, 0.89% for the R5 Class, and 1.30% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.